SIGNIFICANT CONTRACTS (Details Narrative) - USD ($)						11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 06, 2024	Nov. 15, 2024	Oct. 16, 2024	Dec. 08, 2023	Dec. 31, 2023	Dec. 31, 2024	Mar. 12, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period value conversion of convertible securities				$ 556,401		$ 1,077,444	$ 5,503,633
Stock issued during period shares conversion of convertible securities	625,000	2,725,000	2,500,000	5,000,000
Membership Interest Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period value conversion of convertible securities					$ 100,000,000
Stock issued during period shares conversion of convertible securities					88,750,000
Membership Interest Purchase Agreement [Member] | Randy Soule And GL [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquire issued and outstanding					20,000,000
Company Support Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion price								$ 10